SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED AWARDS
Schedule of Assumptions Used

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Exercise multiple	2.5
Expected volatility range	39.03%

Summary of Restricted Shares

		Fair Value per Share
		at the Grant
Grant Date	Number of Awards	date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44
August 7, 2017	1,453,950	1.33
August 8, 2017	3,319,200	1.34
September 13, 2017	45,000	1.33
October 2, 2018	5,992,605	1.19

The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted Shares activity for the year ended December 31, 2023 was as follows:

		Weighted
	Numbers	average grant
	of shares	date fair value
	RMB	US$
Outstanding, January 1, 2023	10,785,789	1.31
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding, December 31, 2023	10,785,789	1.31
Exercisable, December 31, 2023	10,785,789	1.31

Schedule of Share-Based Compensation Expense

	For the Years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
General and administrative expenses	12,565	(6,424)	—	—
Selling expenses	2,115	505	—	—
	14,680	(5,919)	—	—